Label	Element	Value
AllianzGI Income & Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated March 25, 2019 to the

Statutory Prospectus for Class A, Class C, Class T, Class R,

Institutional Class, Class R6, Class P and Administrative Class

Shares of Allianz Funds

Dated August 28, 2018 (as revised August 30, 2018) (as supplemented thereafter)

Disclosure Relating to AllianzGI Income & Growth Fund (the “Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Income & Growth Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective immediately, within the Fund Summary relating to the Fund, the following change to the broad-based market indexes will be made to the other comparative performance information (i.e., all performance information that does not report performance of the Fund itself) to replace the existing primary benchmark with the current secondary benchmark in the subsection entitled “Performance Information—Average Annual Total Returns (for periods ended 12/31/17)”:

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 25, 2019, the S&P 500 Index became the Fund’s primary benchmark and replaced the Bloomberg Barclays U.S. Aggregate Bond Index. Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) believes that the S&P 500 Index more closely reflects the Fund’s investment strategies and provides investors with a more useful point of comparison than the Fund’s prior primary benchmark.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement for future reference.
AllianzGI Income & Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.83%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.79%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.50%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.39%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2007
AllianzGI Income & Growth Fund | Bloomberg Barclays U.S. Aggregate Bond Index* (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.54%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.10%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.01%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.19%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2007

[1]	Effective March 25, 2019, the S&P 500 Index became the Fund's primary benchmark and replaced the Bloomberg Barclays U.S. Aggregate Bond Index. Allianz Global Investors U.S. LLC ("AllianzGI U.S.") believes that the S&P 500 Index more closely reflects the Fund's investment strategies and provides investors with a more useful point of comparison than the Fund's prior primary benchmark.